Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	1 Months Ended
Apr. 30, 2023 USD ($) $ / shares
Subsequent Events (Details) [Line Items]
Common per share | $ / shares	$ 0.25
Common stock value | $	$ 13,800